COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Sep. 30, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of components of lease expense

	Fiscal year ended
	September 30,
Lease Cost	2024	2023
Operating lease cost	$597,670	$560,841
Short-term lease cost	124,662	102,672
Total lease cost	$722,332	$663,513

Schedule of other information

Other Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$586,334
Right-of-use assets obtained in exchange for new operating lease liabilities	—
Weighted-average remaining lease term — operating leases	1.3	years
Weighted-average discount rate — operating leases	9.1%

Schedule of maturities of operating lease liabilities

Fiscal year
ended
Maturity of Lease Liabilities	September 30,
Operating Leases
2025	586,334
2026	195,445
Total lease payments	781,779
Less: interest	(42,615)
Present value of lease liabilities	$739,164